Common Shares - Narrative (Details)			12 Months Ended
	Oct. 22, 2019 shares	Dec. 23, 2015	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015	Jan. 18, 2019 shares	Oct. 12, 2018 shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Document Period End Date			Dec. 31, 2019
Entity Common Stock, Shares Outstanding			72,482,958
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01
Common Stock, Shares Authorized			212,500,000	212,500,000
Preferred Stock, Shares Authorized			50,000,000	50,000,000
Common shares, $0.01 par value per share; authorized 212,500,000 shares as of December 31, 2019 and 2018; outstanding 72,482,958 shares and 71,217,258 shares as of December 31, 2019 and 2018, respectively | $			$ 809,000	$ 796,000
Payments for Repurchase of Common Stock | $			$ 0	$ 45,716,000	$ 11,004,000
Treasury Stock, Common, Shares			8,568,000	8,568,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased					50,000,000
Stock Repurchase Program, Authorized Amount | $			$ 50,000,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 0.08	$ 0.02
Dividends paid | $			$ 5,748,000	$ 6,042,000	$ 1,509,000
Dividends | $			$ 5,748,000
Common Stock, Shares, Outstanding			72,482,958	71,217,258
Days average closing common shares price trading under the threshold consecutive						30 days
Stock Issued During Period, Shares, Purchase of Assets					910,802
Stock Issued During Period, Shares, Issued for Services					12,946
Stock Issued During Period, Value, Issued for Services | $				$ 0	$ 82,000
Common Stock, Shares, Issued			72,482,958	71,217,258
Number of vessels owned			52	56
Stockholders' Equity Note, Stock Split, Conversion Ratio		12
Paid-in capital | $			$ 1,717,144,000	$ 1,747,648,000
Treasury Stock, Value | $			$ 56,720,000	$ 56,720,000
Sale of Stock, Number of Shares Issued in Transaction	1
Investment Owned, Balance, Shares			4,400,000				5,400,000	54,100,000
Scorpio Services Holding Limited
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				12,946
Stock Issued During Period, Value, Issued for Services | $				$ 100,000
Ultramax
Class of Stock [Line Items]
Vessel purchase | $			1
Stock Issued During Period, Shares, Purchase of Assets				900,000
Number of vessels owned			35
Paid-in Capital
Class of Stock [Line Items]
Dividends | $			$ (5,748,000)	$ 6,042,000	1,509,000
Stock Issued During Period, Value, Issued for Services | $				$ (16,000)	$ 82,000
Common Stock
Class of Stock [Line Items]
Common Stock, Shares, Outstanding			72,482,958	71,217,258	74,902,364				75,298,676
Stock Issued During Period, Shares, Issued for Services				1,592,594	0
Stock Issued During Period, Value, Issued for Services | $				$ 16,000	$ 0
Warrants and Rights Subject to Mandatory Redemption [Member] | Ultramax
Class of Stock [Line Items]
Vessels acquired				3
Shares, Issued			1,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 8.10